Risk and sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2017
Risk and sensitivity analysis
Schedule of significant items of risk sensitivity

Type of business	Market and credit risk			Insurance and lapse risk

	Investments/derivatives	Liabilities / unallocated surplus	Other exposure

Asia insurance operations (see also section C7.2)
All business	Currency risk			Mortality and morbidity risk Persistency risk

With-profits business	Net neutral direct exposure (indirect exposure only)		Investment performance subject to smoothing through declared bonuses
Unit-linked business	Net neutral direct exposure (indirect exposure only)		Investment performance through asset management fees

Non-participating business	Asset/liability mismatch risk

	Credit risk	Interest rates for those operations where the basis of insurance liabilities is sensitive to current market movements
Interest rate and price risk

US insurance operations (see also section C7.3)
All business	Currency risk			Persistency risk

Variable annuity business	Net effect of market risk arising from incidence of guarantee features and variability of asset management fees offset by derivative hedging programme			Risk that utilisation of withdrawal benefits or lapse levels differ from those assumed in pricing

Fixed index annuity business	Derivative hedge programme to the extent not fully hedged against liability	Incidence of equity participation features

Fixed index annuities, Fixed annuities and GIC business

Credit risk Interest rate risk Profit and loss and shareholders' equity are volatile for these risks as they affect the values of derivatives and embedded derivatives and impairment losses. In addition, shareholders' equity is volatile for the incidence of these risks on unrealised appreciation of fixed income securities classified as available-for-sale under IAS 39

			Spread difference between earned rate and rate credited to policyholders	Lapse risk, but the effects of extreme events may be mitigated by the application of market value adjustments

UK and Europe insurance operations (see also section C7.4)
With-profits business	Net neutral direct exposure (indirect exposure only)		Investment performance subject to smoothing through declared bonuses	Persistency risk to future shareholder transfers
SAIF sub-fund	Net neutral direct exposure (indirect exposure only)		Asset management fees earned
Unit-linked business	Net neutral direct exposure (indirect exposure only)		Investment performance through asset management fees	Persistency risk

Asset/liability mismatch risk

Shareholder-backed annuity business	Credit risk for assets covering liabilities and shareholder capital			Mortality experience and assumptions for longevity
Interest rate risk for assets in excess of liabilities ie assets representing shareholder capital

Asia insurance operations | Interest rate risk
Risk and sensitivity analysis
Schedule of estimated sensitivity to risk

	2017		2016
	Decrease of 1%	Increase of 1%	Decrease of 1%	Increase of 1%

	£m	£m	£m	£m
Profit before tax attributable to shareholders	2	(443)	213	(509)
Related deferred tax (where applicable)	(7)	20	(41)	62

Net effect on profit and shareholders' equity	(5)	(423)	172	(447)

Asia insurance operations | Equity price risk
Risk and sensitivity analysis
Schedule of estimated sensitivity to risk

	2017		2016
	Decrease		Decrease
	of 20%	of 10%	of 20%	of 10%

	£m	£m	£m	£m
Profit before tax attributable to shareholders	(478)	(239)	(386)	(192)
Related deferred tax (where applicable)	7	4	4	2

Net effect on profit and shareholders' equity	(471)	(235)	(382)	(190)

Asia insurance operations | Foreign exchange risk
Risk and sensitivity analysis
Schedule of estimated sensitivity to risk

	A 10% increase in local currency to £ exchange rates		A 10% decrease in local currency to £ exchange rates
	2017	2016	2017	2016

	£m	£m	£m	£m
Profit before tax attributable to shareholders	(155)	(97)	189	118
Profit for the year	(135)	(77)	165	94
Shareholders' equity, excluding goodwill, attributable to Asia operations	(492)	(442)	601	540

Jackson (US insurance operations)
Risk and sensitivity analysis
Schedule of significant items of risk sensitivity

Risks	Risk of loss

Equity risk	• Related to the incidence of benefits related to guarantees issued in connection with its variable annuity contracts; and
• Related to meeting contractual accumulation requirements in fixed index annuity contracts.

Interest rate risk	• Related to meeting guaranteed rates of accumulation on fixed annuity products following a sustained fall in interest rates;

•

Related to increases in the present value of projected benefits related to guarantees issued in connection with its variable annuity contracts following a sustained fall in interest rates especially if in conjunction with a fall in equity markets;

• Related to the surrender value guarantee features attached to the Company's fixed annuity products and to policyholder withdrawals following a sharp and sustained increase in interest rates; and
• The risk of mismatch between the expected duration of certain annuity liabilities and prepayment risk and extension risk inherent in mortgage-backed securities.

Schedule of principal types of derivatives used and their purpose

Derivative	Purpose

Interest rate swaps

These generally involve the exchange of fixed and floating payments over the period for which Jackson holds the instrument without an exchange of the underlying principal amount. These agreements are used to hedge Jackson's exposure to movements in interest rates.

Swaption contracts

These contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-duration interest rate swap at future exercise dates. Jackson both purchases and writes swaptions in order to hedge against significant movements in interest rates.

Treasury futures contracts	These derivatives are used to hedge Jackson's exposure to movements in interest rates.
Equity index futures contracts and equity index options

These derivatives (including various call and put options and options contingent on interest rates and currency exchange rates) are used to hedge Jackson's obligations associated with its issuance of certain VA guarantees. Some of these annuities and guarantees contain embedded options that are fair valued for financial reporting purposes.

Cross-currency swaps

Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging Jackson's foreign currency denominated funding agreements supporting trust instrument obligations.

Credit default swaps

These swaps represent agreements under which Jackson has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow Jackson to sell the protected bonds at par value to the counterparty if a default event occurs in exchange for periodic payments made by Jackson for the life of the agreement. Jackson does not write default protection using credit derivatives.

Jackson (US insurance operations) | Interest rate risk
Risk and sensitivity analysis
Schedule of estimated sensitivity to risk

	2017				2016
	Decrease		Increase		Decrease		Increase
	of 2%	of 1%	of 1%	of 2%	of 2%	of 1%	of 1%	of 2%

	£m	£m	£m	£m	£m	£m	£m	£m
Profit and loss:
Pre-tax profit effect (net of related changes in amortisation of DAC)	(4,079)	(1,911)	1,373	2,533	(2,899)	(1,394)	1,065	2,004
Related effect on charge for deferred tax	857	401	(288)	(532)	1,015	488	(373)	(701)

Net profit effect	(3,222)	(1,510)	1,085	2,001	(1,884)	(906)	692	1,303

Other comprehensive income:
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC)	3,063	1,700	(1,700)	(3,063)	3,364	1,883	(1,883)	(3,364)
Related effect on movement in deferred tax	(643)	(357)	357	643	(1,177)	(659)	659	1,177

Net effect	2,420	1,343	(1,343)	(2,420)	2,187	1,224	(1,224)	(2,187)

Total net effect on shareholders' equity	(802)	(167)	(258)	(419)	303	318	(532)	(884)

Jackson (US insurance operations) | Equity price risk
Risk and sensitivity analysis
Schedule of net amount at risk for variable annuity contracts with guarantees

31 December 2017	Minimum return	Account value	Net amount at risk	Weighted average attained age	Period until expected annuitisation

		£m	£m
Return of net deposits plus a minimum return
GMDB	0–6%	100,451	1,665	66.0 years
GMWB—premium only	0%	2,133	20
GMWB*	0–5%**	235	13
GMAB—premium only	0%	38	—
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		9,099	96	66.5 years
GMWB—highest anniversary only		2,447	51
GMWB*		667	47
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0–6%	5,694	426	69.0 years
GMIB†	0–6%	1,484	436		0.4 years
GMWB*	0–8%**	93,227	4,393

31 December 2016	Minimum return	Account value	Net amount at risk	Weighted average attained age	Period until expected annuitisation

		£m	£m
Return of net deposits plus a minimum return
GMDB	0–6%	93,512	2,483	65.6 years
GMWB—premium only	0%	2,217	39
GMWB*	0–5%**	256	22
GMAB—premium only	0%	44	—
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		8,798	346	66.0 years
GMWB—highest anniversary only		2,479	125
GMWB*		747	83
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0–6%	5,309	699	68.7 years
GMIB†	0–6%	1,595	595		0.5 years
GMWB*	0–8%**	85,402	9,293

*

Amounts shown for GMWB comprise sums for the 'not for life' portion (where the guaranteed withdrawal base less the account value equals to the net amount at risk (NAR)), and a 'for life' portion (where the NAR has been estimated as the present value of future expected benefit payment remaining after the amount of the 'not for life' guaranteed benefits is zero).

**

Ranges shown based on simple interest. The upper limits of 5 per cent or 8 per cent simple interest are approximately equal to 4.1 per cent and 6 per cent respectively, on a compound interest basis over a typical 10-year bonus period. For example 1 + 10 × 0.05 is similar to 1.04 growing at a compound rate of 4 per cent for a further nine years.

†	The GMIB guarantees are essentially fully reinsured.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

	2017	2016

	£m	£m
Mutual fund type:
Equity	80,843	73,430
Bond	13,976	15,044
Balanced	19,852	17,441
Money market	681	994

Total	115,352	106,909

Schedule of estimated sensitivity to risk

	2017				2016
	Decrease		Increase		Decrease		Increase
	of 20%	of 10%	of 20%	of 10%	of 20%	of 10%	of 20%	of 10%

	£m	£m	£m	£m	£m	£m	£m	£m
Pre-tax profit, net of related changes in amortisation of DAC	1,107	336	619	262	1,061	488	370	59
Related deferred tax effects	(233)	(71)	(130)	(55)	(371)	(171)	(129)	(21)

Net sensitivity of profit after tax and shareholders' equity	874	265	489	207	690	317	241	38

Note

The table above has been prepared to exclude the impact of the instantaneous equity movements on the separate account fees. In addition, the sensitivity movements shown include those relating to the fixed index annuity and the reinsurance of GMIB guarantees.

The above table provides sensitivity movements as at a point in time while the actual impact on financial results would vary contingent upon the volume of new product sales and lapses, changes to the derivative portfolio, correlation of market returns and various other factors including volatility, interest rates and elapsed time.

The directional movements in the sensitivities reflect the hedging programme in place at 31 December 2017 and 2016.

Jackson (US insurance operations) | Foreign exchange risk
Risk and sensitivity analysis
Schedule of estimated sensitivity to risk

	A 10% increase in US$:£ exchange rates		A 10% decrease in US$:£ exchange rates
	2017	2016	2017	2016

	£m	£m	£m	£m
Profit before tax attributable to shareholders	(54)	(48)	66	59
Profit for the year	(20)	(54)	24	66
Shareholders' equity attributable to US insurance operations	(456)	(473)	557	578

UK and Europe insurance operations | Non-linked shareholder-backed | Interest rate risk
Risk and sensitivity analysis
Schedule of estimated sensitivity to risk

The estimated sensitivity of the UK non-linked shareholder-backed business (principally annuities business) to a movement in interest rates is as follows:

	2017				2016
	A decrease of 2%	A decrease of 1%	An increase of 1%	An increase of 2%	A decrease of 2%	A decrease of 1%	An increase of 1%	An increase of 2%

	£m	£m	£m	£m	£m	£m	£m	£m
Carrying value of debt securities and derivatives	13,497	5,805	(4,659)	(8,541)	12,353	5,508	(4,527)	(8,313)
Policyholder liabilities	(9,426)	(4,210)	3,443	6,295	(10,023)	(4,466)	3,636	6,635
Related deferred tax effects	(658)	(254)	190	348	(396)	(177)	151	285

Net sensitivity of profit after tax and shareholders' equity	3,413	1,341	(1,026)	(1,898)	1,934	865	(740)	(1,393)

In addition the shareholder-backed portfolio of UK non-linked insurance operations (covering policyholder liabilities and shareholders' equity) includes equity securities and investment properties. Excluding any offsetting effects on the measurement of policyholder liabilities, a fall in their value would have given rise to the following effects on pre-tax profit, profit after tax and shareholders' equity.

	2017		2016
	A decrease of 20%	A decrease of 10%	A decrease of 20%	A decrease of 10%

	£m	£m	£m	£m
Pre-tax profit	(332)	(166)	(326)	(163)
Related deferred tax effects	57	28	66	33

Net sensitivity of profit after tax and shareholders' equity	(275)	(138)	(260)	(130)